VANECK MORTGAGE REIT INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 96.9%
Financial Services : 96.9%
Adamas Trust, Inc. † 920,378 $ 6,773,982
AGNC Investment Corp. † 5,082,609 50,978,568
Annaly Capital Management,
Inc. 3,063,346 64,789,768
Apollo Commercial Real Estate
Finance, Inc. † 1,186,421 12,528,606
Arbor Realty Trust, Inc. † 1,914,776 14,762,923
Ares Commercial Real Estate
Corp. † 613,144 2,943,091
ARMOUR Residential REIT,
Inc. † 1,000,896 16,694,945
Blackstone Mortgage Trust,
Inc. † 942,270 18,044,471
BrightSpire Capital, Inc. † 1,209,117 6,771,055
Chicago Atlantic Real Estate
Finance, Inc. † 236,157 2,673,297
Chimera Investment Corp. 816,220 10,243,561
Dynex Capital, Inc. † 1,466,365 18,710,817
Ellington Financial, Inc. † 1,300,127 15,406,505
Franklin BSP Realty Trust, Inc. † 761,095 6,461,697
Invesco Mortgage Capital,
Inc. † 911,431 7,364,363
KKR Real Estate Finance Trust,
Inc. † 537,994 3,292,523
Number
of Shares Value
Financial Services (continued)
Ladder Capital Corp. 1,163,248 $ 11,364,933
MFA Financial, Inc. 1,064,872 10,201,474
Orchid Island Capital, Inc. † 2,308,214 16,226,744
PennyMac Mortgage
Investment Trust 739,526 8,622,873
Redwood Trust, Inc. † 965,691 5,417,527
Rithm Capital Corp. † 2,696,363 25,561,521
Starwood Property Trust, Inc. † 1,619,734 27,891,820
TPG RE Finance Trust, Inc. 746,635 5,831,219
Two Harbors Investment
Corp. † 1,000,950 11,430,849
Underline
Total Common Stocks
(Cost: $410,761,081) 380,989,132
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.4%
Money Market Fund: 2.4%
(Cost: $9,324,633)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(a) 9,324,633 9,324,633
Total Investments: 99.3%
(Cost: $420,085,714) 390,313,765
Other assets less liabilities: 0.7% 2,902,494
NET ASSETS: 100.0% $ 393,216,259
† Security fully or partially on loan. Total market value of securities on loan is $100,281,546.
(a) The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 380,989,132 $ — $ — $ 380,989,132
Money Market Fund 9,324,633 — — 9,324,633
Total Investments $ 390,313,765 $ — $ — $ 390,313,765
*
See Schedule of Investments for industry sectors.